UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value

Convertible Preferred Stocks - 5.42%
Ford Motor Company	7,000	$ 255,150
Glenborough Realty	10,743	270,186
Travelers PPTY Casualty	14,000	336,840

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $929,840)		862,176

Corporate Bond Trust Certificates - 38.90%
Abbey National Plc.	4,000	104,240
American General Capital III	1,500	37,860
BAC Capital Trust III	10,000	258,800
Cabco-AOL	6,800	180,540
Citigroup Capital VI	20,000	511,200
Corporate-Backed Trust Boeing Co.	15,000	366,300
Corporate-Backed Trust BellSouth Corp.	7,500	186,750
Corporate-Backed Trust Washington Mutual, Inc.	7,300	189,070
CorTS Trust Disney	13,900	355,840
CorTS Trust IBM	16,300	428,527
CorTS Trust Verizon	14,900	396,340
Dominion Res Cap Trust VI	10,000	256,200
General Motors Acceptance Corporation	15,000	300,150
Household Capital Trust VI	10,000	255,900
MBNA Capital D	15,000	392,400
Merrill Lynch	20,000	517,800
Morgan Stanley Capital Trust	6,000	149,700
NB Capital Corporation	3,900	105,807
Preferredplus Trust-Goldman Sachs & Co.	14,000	347,200
Preferredplus Trust-Liberty Media Group	3,000	72,000
Preferredplus Trust-Goodrich Corp.	10,000	264,200
Southern Company Capital Trust VI	20,000	515,400

TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $6,213,660)		6,192,224

Preferred Stocks - .31%
AmeriServ Financial, Inc.	2,000	49,880

TOTAL PREFERRED STOCKS (Cost $50,332)		49,880

Investment Company Funds

Closed-End Bond Funds - 32.24%
1838 Bond-Debenture Trading Fund	37,500	693,375
ACM Government Opportunity	15,000	116,250
Allmerica Securities Trust	18,500	174,825
ACM Managed Income Inc.	30,400	110,048
American Income Fund Inc.	31,700	255,502
Blackrock Income Opportunity Trust	16,000	183,680
Evergreen Managed Income	36,000	604,800
MFS Intermediate Income Trust	65,300	423,144
Pioneer Interest Shares Inc.	52,900	589,306
Putnam Master Income Trust	101,000	631,250
Putnam Premier Income Trust	100,000	624,000
Van Kampen Bond Fund	16,500	289,410
Western Asset/Claymore Securities Fund	35,000	435,400
		5,130,990

Closed-End Bond Funds, Senior Securities - 3.85%
Gabelli Global Multi Media Trust	9,500	237,880
Royce Value Trust Inc.	15,000	375,000
		612,880

Convertible Securities Funds - 1.57%
TCW Convertible Securities Fund	50,000	250,000

TOTAL INVESTMENT COMPANY FUNDS (Cost 6,031,845)		5,993,870

REIT Preferred Shares - 13.72%
American Financial Realty Trust	15,000	213,000
Bear Stearns Capital Trust - 7.80%	800	20,600
Commercial Net Lease Realty (shares of beneficial interest)	13,400	268,000
Cousins Properties, Inc.	15,000	390,000
Developers Diversified Realty Corporation	12,700	328,930
Equity Residential	3,000	74,670
Kimco Realty	13,500	344,520
Prologis Trust	10,400	262,392
Public Storage	10,800	281,340

TOTAL REIT PREFERRED SHARES (Cost $2,175,605)		2,183,452

Money Market Securities - 2.45%
First American Funds Institution -	389,704	389,704
Class A, 3.35% (a)

TOTAL MONEY MARKET SECURITIES (Cost $389,704)		389,704

TOTAL INVESTMENTS - 98.46% (Cost $15,790,987)		15,671,306

Other assets less liabilities - 1.54%		245,069

TOTAL NET ASSETS		15,916,375

(a) Variable rate security; the coupon rate shown represents the rate at September 30, 2005.

NOTES TO FINANCIAL STATEMENTS
Ancora Income Fund
1. SECURITY TRANSACTIONS
At September 30, 2005 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $15,790,987 amounted to $119,680 which consisted of aggregate gross unrealized appreciation of $184,407 and aggregate gross unrealized depreciation of $304,087.

Ancora Trust
Ancora Equity Fund
Schedule of Investments
September 30, 2005 (Unaudited)

Common Stocks - 89.58%	Shares	Value

Aerospace/Defense - 4.40%
Goodrich Corp.	3,000	$ 133,020
L 3 Communications Holdings, Inc.	6,000	474,420
		607,440

Chemicals - 3.02%
Dow Chemical Co.	10,000	416,700

Commercial Banks - 5.91%
JP Morgan & Chase Co.	10,000	339,300
State Street Corp.	4,000	195,680
U.S. Bancorp	10,000	280,800
		815,780

Communication - 1.42%
Alltel Corp.	3,000	195,330
		195,330

Computer Equipment & Software - 12.25%
Cisco Systems, Inc. (a)	25,000	448,000
Computer Associates International, Inc.	15,000	417,150
Intel Corp.	10,000	246,500
International Business Machines Corp.	3,000	240,660
Texas Instruments, Inc.	10,000	339,000
		1,691,310

Consumer Products and Services - 3.80%
3M Co.	5,000	366,800
Avery Dennison Corp.	3,000	157,170
		523,970

Energy - 6.59%
Anadarko Petroleum, Inc.	4,000	383,000
Apache Corp.	7,000	526,540
		909,540

Entertainment/Media - 10.41%
Walt Disney Co. (a)	15,000	361,950
Gannett Co.	5,000	344,150
Liberty Media Corp. - Class A (a)	30,000	241,500
Time Warner, Inc.	27,000	488,970
		1,436,570
Ancora Trust
Ancora Equity Fund
Schedule of Investments - continued
June 30, 2005 (Unaudited)

Common Stocks - 89.58% - continued	Shares	Value

Finance Services - 16.30%
American Express Co.	6,000	$ 344,640
Bear Stearns Co.	3,500	384,125
Berkshire Hathaway Finance Corp. (a)	200	546,200
MBNA Corp.	15,000	369,600
Merrill Lynch & Co., Inc.	6,000	368,100
Principal Financial Group (a)	5,000	236,850
		2,249,515

Healthcare - 7.01%
Abbott Laboratories, Inc.	10,000	424,000
Laboratory Corp. of America Holdings (a)	5,000	243,550
Pfizer, Inc.	12,000	299,640
		967,190

Machinery and Equipment - 13.22%
General Electric Co.	14,000	471,380
Honeywell International Inc.	10,000	375,000
International Game Technology	7,000	189,000
NCR Corp (a)	10,000	319,100
Pall Corp.	10,000	275,000
Tyco International LTD.	7,000	194,950
		1,824,430

Medical & Laboratory Instruments - 5.27%
Alcoa Inc.	10,000	244,200
Bio-Rad Laboratories Inc. - Class A (a)	5,800	318,942
Boston Scientific Corp. (a)	7,000	163,590
		726,732

Motor Vehicles & Passenger Car Bodies - 2.01%
Toyota Motor Corp	3,000	277,110

TOTAL COMMON STOCKS (Cost $11,949,407)		12,364,507

Money Market Securities - 8.72%
First American Funds Institution -	1,203,062	1,203,062
Class A, 3.35% (b)

TOTAL MONEY MARKET SECURITIES (Cost $1,203,062)		1,203,062

TOTAL INVESTMENTS (Cost $13,152,470) - 98.30%		$13,567,569
.
Assets in excess of other liabilities - 1.70%		234,470

TOTAL NET ASSETS - 100.00%		$13,802,039

(a) Non-income producing during the period.
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2005

NOTES TO FINANCIAL STATEMENTS
Ancora Equity Fund
1. SECURITY TRANSACTIONS
At September 30, 2005 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,152,470 amounted to $692,210 which consisted of aggregate gross unrealized appreciation of $1,037,261 and aggregate gross unrealized depreciation of $354,051.

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
September 30, 2005 (Unaudited)

Common Stocks - 62.13%	Shares	Value

Commercial Banks - .40%
Ameriserv Finanical Inc.	11,900	$ 51,765

Communications - 6.45%
Applied Digital Solutuions (a)	70,000	199,500
Shaw Communications Inc.	12,000	251,640
Symmetricom, Inc.	50,000	387,000
		838,140

Computer Equipment & Software - 7.54%
Corillian Corp. (a)	10,000	32,000
Echelon Corp. (a)	20,000	184,200
InFocus Corp. (a)	65,000	224,250
OmniVision Technologies, Inc. (a)	7,000	88,340
OSI Systems, Inc. (a)	15,000	237,000
Verisign Inc. (a)	10,000	213,700
		979,490

Consumer Products and Services - 11.04%
Alloy Online Inc. (a)	35,000	169,400
Ballantyne Omaha Inc. (a)	34,600	159,160
Cobra Electronics Corp. (a)	29,000	237,510
Hypercom Corp. (a)	35,000	228,200
Lydall Inc. (a)	23,000	205,390
Meade Instruments Corp. (a)	91,600	243,656
The Stephan Company (a)	48,900	190,710
		1,434,026

Energy - 1.75%
Active Power, Inc. (a)	55,000	227,150

Entertainment - 6.27%
Gray Television, Inc. - Class A	10,500	103,950
Hearst Argyle Television, Inc. (a)	12,000	308,280
Liberty Media Corp. - Class A (a)	50,000	402,500
		814,730

Financial Services - 9.58%
Century Business Services, Inc. (a)	35,000	178,500
First Albany Companies, Inc. (a)	35,000	227,500
Intersections Inc. (a)	35,000	417,900
Mercer Insurance Group, Inc. (a)	10,000	132,500
Piper Jaffray Companies (a)	3,000	89,580
Safeguard Scientific Inc. (a)	35,000	60,550
Quanta Capital Holdings (a)	23,000	138,000
		1,244,530
Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments - continued
September 30, 2005 (Unaudited)

	Shares	Value
Common Stocks - 62.13% - continued

Healthcare - 9.56%
AP Pharma, Inc. (a)	100,000	$ 174,000
Bio-Rad Labratories (a)	5,000	274,950
Cardiodynamics International Corp. (a)	120,000	162,000
HEALTHSOUTH Corp. (a)	50,000	207,000
Isotechnika, Inc. (a)	20,000	37,000
Mine Safety Appliances Co.	10,000	387,000
		1,241,950

Machinery and Equipment - 9.54%
ADC Telecommunications, Inc. (a)	14,000	320,040
Advanced Micro Devices, Inc. (a)	10,000	252,000
Cronos Group (a)	10,000	122,000
Cubic Corp.	15,000	256,800
Methode Electronics, Inc.	25,000	288,000
		1,238,840

TOTAL COMMON STOCKS (Cost $7,724,052)		8,070,621

Investment Company Funds - 8.04%
Boulder Growth & Income Fund, Inc. (a)	39,000	265,200
Boulder Total Return (a)	30,000	519,000
Zweig Total Return Fund, Inc.	51,000	260,610

TOTAL INVESTMENT COMPANY FUNDS (Cost $1.033,893)		1,044,810

Money Market Securities - 27.75%
First American Funds Institution -	3,605,015	3,605,015
Class A, 3.35% (b)

TOTAL MONEY MARKET SECURITIES (Cost $3,605,015)		3,605,015

TOTAL INVESTMENTS (Cost $10,788,998) - 97.93%		$12,720,446

Other assets less liabilities - 2.07%		269,173

TOTAL NET ASSETS - 100.00%		$12,989,619

(a) Non-income producing during the period.
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2005.

NOTES TO FINANCIAL STATEMENTS
Ancora Special Opportunity Fund
1. SECURITY TRANSACTIONS
At September 30, 2005 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,788,998 amounted to $357,487 which consisted of aggregate gross unrealized appreciation of $680,087 and aggregate gross unrealized depreciation of $322,601.

Ancora Trust
Ancora Bancshares
Schedule of Investments
September 30, 2005 (Unaudited)

Common Stocks - 98.60%	Shares	Value

Insurance - 9.09%
Axis Capital Holdings Ltd.	2,000	$ 57,020
IPC Holdings Ltd.	1,000	32,650
Mercer Insurance Group, Inc. (a)	3,000	39,750
Montpelier Re Holdings Ltd.	1,000	24,850
Platinum Underwriters Holdings Ltd.	2,000	59,780
		214,050

Savings Institutions - 36.12%
FirstFed Financial Corp. (a)	2,500	134,525
First Niagara Financial Group, Inc.	10,000	144,400
Franklin Bank Corp.	6,000	96,900
Independence Community Bank Corp.	2,000	68,180
IndyMac Bancorp, Inc.	2,500	98,950
Itla Capital Corporation (a)	2,200	115,478
New York Community Bancorp, Inc.	5,000	82,000
Sovereign Bancorp, Inc.	5,000	110,200
		850,633

Commercial Banks - 53.39%
AmeriServ Financial, Inc.	10,000	43,500
Bank of Hawaii Corp.	1,500	73,830
Central Pacific Financial Corp.	4,000	140,720
City National Corp.	1,500	105,135
Columbia Bancorp (a)	7,000	148,400
Commerce Bancshares, Inc.	1,575	81,081
Community Bancorp	3,000	98,970
FirstBank Corp.	3,000	76,200
First Community Bancshares, Inc.	3,000	88,020
Irwin Financial Corp.	3,000	61,170
Mainsource Financial Group	2,000	35,460
Mercantile Bancshares Corp.	2,000	107,760
North Fork Bancorporation, Inc.	2,000	51,000
Oriental Financial Group Inc.	5,000	61,200
Partners Trust Financial Group, Inc.	5,000	57,550
Washington Trust Bancorp, Inc.	1,000	27,190
		1,257,186

TOTAL COMMON STOCKS (Cost $2,287,016)		2,321,869

Investment Company Funds - 2.00%
John Hancock Bank & Thrift Opportunity Fund	5,000	$ 47,000

TOTAL INVESTMENT COMPANY FUNDS (Cost $49,238)		47,000

TOTAL INVESTMENTS (Cost $2,286,338) - 100.59%		$ 2,368,869

Liabilities less other assets - (.59%)		(13,994)

TOTAL NET ASSETS - 100.00%		$ 2,354,875

(a) Non-income producing during the period.

NOTES TO FINANCIAL STATEMENTS
Ancora Bancshares Fund
1. SECURITY TRANSACTIONS
At September 30, 2005 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,286,338 amounted to $82,531 which consisted of aggregate gross unrealized appreciation of $220,065 and aggregate gross unrealized depreciation of $137,534.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: November 29, 2005